Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1],[2]	$ 0.0008	$ 0.0008
Ordinary shares, shares authorized (in Shares)	[1],[2]	50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	[1],[2]	1,652,224	1,437,500
Ordinary shares, shares outstanding (in Shares)	[1],[2]	1,652,224	1,437,500
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)		100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)		10,000,000	10,000,000
Ordinary shares, shares outstanding (in Shares)		10,000,000	10,000,000

[1]	All per share amounts and shares outstanding for all periods have been retroactively adjusted to reflect the 8-for-1 reverse share split for Class A ordinary share of SPRINGVIEW HOLDINGS LTD, which was effective on December 2, 2025.
[2]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.